Earnings / (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings / (Loss) Per Common Share

	2015	2016	2017
Net income / (loss) available to common stockholders	$3,505	$(5,813)	$(5,243)

Weighted average number of common shares, basic	18,244,671	18,277,893	18,461,455

Dilutive effect of stock granted under the EIP	33,222	-	-

Weighted average number of common shares, diluted	18,277,893	18,277,893	18,461,455

Earnings / (loss) per common share, basic and diluted	$0.19	$(0.32)	$(0.28)